INCOME TAX - Deferred income tax assets and deferred income tax liabilities (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets
Net operating loss carry forwards	¥ 39,342,952	¥ 74,657,570
Accrued warranty	14,987,967	12,218,071
Accrued payroll and social insurance	3,873,748	5,099,295
Advertising expense	937,639	2,955,152
Deferred revenue	6,363,254	3,225,283
Allowance for doubtful accounts	822,134	57,037
Write-downs for inventories	2,622,784
Less: Valuation allowance	(62,864,281)	¥ (98,212,408)	¥ (79,704,629)	¥ (58,344,871)
Total deferred income tax assets	6,086,197
Deferred income tax liabilities
Short-term investments	511,975
Property, plant and equipment	6,840,002
Total deferred income tax liabilities	7,351,977
Net deferred income tax assets	6,086,197
Net deferred income tax liabilities	¥ 1,265,780